UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2015

1.802205.111

RMM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 60.9%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.2%
BMO Harris Bank NA
	8/20/15	0.33%	$ 30,000	$ 30,000
State Street Bank & Trust Co.
	6/8/15	0.26	50,000	50,000
Wells Fargo Bank NA
	8/3/15 to 9/1/15	0.26 to 0.27	181,000	181,000
				261,000
London Branch, Eurodollar, Foreign Banks - 4.3%
ABN AMRO Bank NV
	6/19/15 to 8/17/15	0.28 to 0.31	207,000	206,916
Credit Agricole SA
	8/5/15	0.30	57,000	57,000
HSBC Bank PLC
	9/17/15	0.29	40,000	40,000
Mizuho Bank Ltd.
	8/7/15	0.30	20,000	19,989
National Australia Bank Ltd.
	7/7/15 to 9/23/15	0.30	172,000	172,000
Sumitomo Mitsui Trust Bank Ltd.
	9/21/15	0.31	9,000	9,000
				504,905
New York Branch, Yankee Dollar, Foreign Banks - 54.4%
Bank of Montreal
	7/14/15 to 8/18/15	0.26 to 0.27 (c)	142,000	142,000
Bank of Montreal Chicago CD Program
	7/9/15 to 9/11/15	0.27 to 0.31 (c)	130,000	130,000
Bank of Nova Scotia
	7/13/15 to 10/1/15	0.27 to 0.36 (c)	315,000	315,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	6/3/15 to 9/1/15	0.27	503,000	503,000
Barclays Bank PLC
	6/29/15 to 6/30/15	0.30	303,000	303,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas New York Branch
	7/1/15	0.27%	$ 114,000	$ 114,000
Canadian Imperial Bank of Commerce
	6/17/15 to 10/5/15	0.25 to 0.36 (c)	277,000	277,000
Credit Agricole CIB
	9/2/15	0.30	106,000	106,000
Credit Industriel et Commercial
	6/3/15	0.13	268,000	268,000
Credit Suisse AG
	7/6/15 to 10/9/15	0.33 to 0.39	344,000	344,000
Landesbank Baden-Wuerttemberg New York Branch
	6/4/15 to 7/7/15	0.16 to 0.27	583,000	583,000
Lloyds TSB Bank PLC New York Branch
	6/3/15	0.14	91,000	91,000
Mizuho Corporate Bank Ltd.
	6/17/15 to 9/18/15	0.28 to 0.29	480,000	480,000
Natexis Banques Populaires New York Branch
	6/1/15 to 9/1/15	0.28 to 0.31 (c)	584,000	584,000
Royal Bank of Canada
	7/23/15 to 11/19/15	0.26 to 0.28 (c)	224,000	224,000
Skandinaviska Enskilda Banken
	8/5/15	0.27	116,000	116,000
Sumitomo Mitsui Banking Corp.
	6/2/15 to 10/15/15	0.28 to 0.39 (c)	584,200	584,200
Sumitomo Mitsui Trust Bank Ltd.
	6/4/15 to 9/11/15	0.13 to 0.29	457,000	457,000
Toronto-Dominion Bank
	6/1/15 to 10/6/15	0.25 to 0.31 (c)	238,000	238,001
UBS AG
	6/9/15 to 9/25/15	0.34 to 0.37 (c)	457,000	457,000
				6,316,201
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,082,106)				7,082,106
Financial Company Commercial Paper - 6.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
BAT International Finance PLC
	6/2/15 to 6/3/15	0.45%	$ 29,100	$ 29,100
BNP Paribas New York Branch
	8/4/15 to 8/6/15	0.28	120,000	119,939
DNB Bank ASA
	8/24/15	0.30	44,000	43,969
Fortis Funding LLC
	7/6/15	0.27	30,000	29,992
JPMorgan Securities LLC
	11/2/15	0.31 (c)	90,000	90,000
Lloyds Bank PLC
	6/3/15 to 6/4/15	0.14	133,000	132,999
Nationwide Building Society
	7/27/15 to 8/25/15	0.44	113,000	112,898
PNC Bank NA
	8/7/15	0.35	47,000	46,969
Sumitomo Trust & Banking Co. Ltd.
	8/31/15	0.29	117,000	116,914
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $722,780)				722,780
Asset Backed Commercial Paper - 1.5%

Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	6/9/15	0.27	20,000	19,999
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
	7/13/15 to 9/11/15	0.30 to 0.35	156,000	155,911
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $175,910)				175,910
Other Commercial Paper - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Xerox Corp.
(Cost $19,000)	6/2/15	0.46%	$ 19,000	$ 19,000
Treasury Debt - 0.5%

U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes
(Cost $54,003)	8/15/15	0.22	54,000	54,003
Other Note - 1.8%

Medium-Term Notes - 1.8%
Dominion Resources, Inc.
	6/22/15	0.38 (b)(c)	36,000	36,000
International Bank Reconstruction & Development
	10/28/15	0.30	45,000	45,000
Svenska Handelsbanken AB
	9/25/15 to 10/15/15	0.35 to 0.36 (b)(c)	127,000	127,000
TOTAL OTHER NOTE (Cost $208,000)				208,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $25,000)	6/5/15	0.18 (c)	25,000	25,000
Government Agency Debt - 1.9%

Federal Agencies - 1.9%
Federal Home Loan Bank
	3/2/16	0.00 (c)	50,000	50,000
Federal Home Loan Bank
	6/4/15 to 1/15/16	0.25 to 0.35	175,000	175,000
TOTAL GOVERNMENT AGENCY DEBT (Cost $225,000)				225,000
Other Instrument - 16.0%
		Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 16.0%
Barclays Bank PLC
	6/1/15	0.14%	$ 180,000	$ 180,000
Credit Agricole CIB
	6/1/15	0.10	420,000	420,000
DNB Bank ASA
	6/1/15	0.07	425,000	425,000
ING Bank NV
	6/5/15	0.14	90,000	90,000
Skandinaviska Enskilda Banken AB
	6/1/15	0.11	217,000	217,000
Swedbank AB
	6/1/15	0.07	530,000	530,000
TOTAL OTHER INSTRUMENT (Cost $1,862,000)				1,862,000
Government Agency Repurchase Agreement - 0.8%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	$ 51,754	51,753
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $37,743,420, 1.6%, 8/1/18)	37,017	37,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $88,753)		88,753
Other Repurchase Agreement - 10.6%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 10.6%
With:
BNP Paribas Securities Corp. at 0.28%, dated 5/11/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $6,301,030, 2.38% - 8.5%, 5/15/16 - 3/16/25)	$ 6,001	$ 6,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $23,888,700, 0.23% - 5.5%, 6/25/34 - 1/15/49)	22,128	22,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $18,540,595, 5.92% - 6.07%, 9/25/42 - 3/25/45)	18,002	18,000
0.81%, dated 4/6/15 due 8/6/15 (Collateralized by U.S. Government Obligations valued at $16,499,685, 5.92% - 6.52%, 12/25/35 - 4/25/44)	16,044	16,000
0.83%, dated:
4/2/15 due 8/20/15 (Collateralized by U.S. Government Obligations valued at $24,753,573, 5.87% - 15.26%, 1/25/36 - 4/25/45)	24,077	24,000
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $19,594,000, 5.82% - 6.52%, 1/25/30 - 2/25/43)	19,068	19,000
4/8/15 due 8/26/15 (Collateralized by U.S. Government Obligations valued at $12,375,644, 5.92% - 6.97%, 10/25/35 - 2/25/45)	12,039	12,000
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $23,716,905, 5.9% - 15.26%, 7/25/35 - 4/25/45)	23,083	23,000
0.87%, dated 5/29/15 due 9/1/15 (Collateralized by U.S. Government Obligations valued at $1,030,552, 5.77%, 2/25/43)	1,004	1,000
ING Financial Markets LLC at 0.29%, dated 5/29/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $85,322,044, 4.25% - 10.75%, 2/15/17 - 5/1/25)	79,002	79,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $25,000,710)	23,007	23,000
0.78%, dated:
5/19/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $45,663,194, 2.75% - 4.13%, 3/15/16 - 3/30/43)	42,165	42,000
5/28/15 due 8/27/15 (Collateralized by Corporate Obligations valued at $9,783,226, 2.75% - 5%, 4/1/19 - 9/15/21)	9,031	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at:
0.25%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $46,351,016, 4.62% - 6.54%, 10/25/36 - 10/25/42)	$ 45,002	$ 45,000
0.78%, dated:
5/6/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $58,352,105, 4.37% - 6.17%, 9/12/37 - 2/15/51)	54,211	54,000
5/13/15 due 8/27/15 (Collateralized by Equity Securities valued at $26,096,568)	24,094	24,000
5/14/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $70,224,392, 2.5% - 6%, 12/25/34 - 1/15/49)	65,248	65,000
5/28/15 due 8/27/15 (Collateralized by Mortgage Loan Obligations valued at $16,202,159, 5.43% - 5.7%, 12/11/40 - 2/12/49)	15,052	15,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.28%, dated 5/28/15 due 6/4/15 (Collateralized by U.S. Government Obligations valued at $60,771,891, 5% - 7.47%, 3/25/33 - 7/15/43)	59,003	59,000
0.36%, dated 5/29/15 due 6/1/15 (Collateralized by Municipal Bond Obligations valued at $148,239,728, 0% - 10%, 6/1/16 - 5/15/2115)	141,004	141,000
0.81%, dated 5/7/15 due 8/5/15 (Collateralized by Equity Securities valued at $70,239,516)	65,132	65,000
0.87%, dated:
5/6/15 due 7/6/15 (Collateralized by Corporate Obligations valued at $41,065,787, 0.27% - 0.92%, 8/7/33 - 1/25/38)	38,056	38,000
5/28/15 due 7/8/15 (Collateralized by Corporate Obligations valued at $31,323,028, 0.35% - 0.92%, 8/7/33 - 4/25/37)	29,029	29,000
0.96%, dated:
4/2/15 due 8/4/15 (Collateralized by Corporate Obligations valued at $65,985,408, 0.34% - 0.65%, 3/25/36 - 11/25/51)	61,202	61,000
5/21/15 due 9/25/15 (Collateralized by Corporate Obligations valued at $25,927,603, 0.35% - 0.64%, 4/25/37 - 5/12/40)	24,081	24,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 5/22/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $7,349,791, 0% - 6.25%, 2/4/16 - 5/22/45)	7,001	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.26%, dated:
5/11/15 due 6/5/15 (Collateralized by Equity Securities valued at $19,438,618)	$ 18,004	$ 18,000
5/18/15 due 6/5/15 (Collateralized by Equity Securities valued at $11,877,498)	11,002	11,000
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,319,804)	4,001	4,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $4,318,805)	4,001	4,000
0.31%, dated 5/13/15 due 6/5/15 (Collateralized by Municipal Bond Obligations valued at $9,451,546, 0.65% - 7.43%, 6/15/17 - 6/1/42)	9,003	9,000
0.8%, dated 5/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $9,642,796, 1.38% - 9%, 6/26/15 - 10/1/23)	9,012	9,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations valued at $1,030,016, 6.32%, 10/25/41)	1,000	1,000
0.32%, dated:
5/19/15 due 6/2/15 (Collateralized by Equity Securities valued at $9,721,138)	9,001	9,000
5/22/15 due 6/5/15 (Collateralized by Equity Securities valued at $14,041,250)	13,002	13,000
5/27/15 due 6/5/15 (Collateralized by Equity Securities valued at $11,880,534)	11,001	11,000
5/28/15 due 6/5/15 (Collateralized by Equity Securities valued at $14,040,503)	13,002	13,000
0.52%, dated 5/20/15 due 6/3/15 (Collateralized by U.S. Government Obligations valued at $4,120,714, 6.32% - 6.47%, 11/15/40 - 2/15/42)	4,001	4,000
0.91%, dated:
3/2/15 due 6/1/15 (Collateralized by Corporate Obligations valued at $3,247,453, 0.7%, 9/25/35)	3,007	3,000
4/15/15 due 7/14/15 (Collateralized by Corporate Obligations valued at $8,650,265, 0.41% - 0.54%, 3/25/36 - 9/25/36)	8,018	8,000
4/20/15 due 7/20/15 (Collateralized by Corporate Obligations valued at $4,324,587, 0.64% - 0.7%, 9/25/35 - 3/25/36)	4,009	4,000
5/4/15 due 8/3/15 (Collateralized by Corporate Obligations valued at $8,646,115, 0.37% - 5.61%, 10/25/35 - 1/25/37)	8,018	8,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
1.03%, dated 5/5/15 due 9/2/15 (Collateralized by Corporate Obligations valued at $8,646,675, 0.49% - 5.61%, 5/25/36 - 1/25/37)	$ 8,027	$ 8,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $14,363,647, 0% - 6.52%, 6/1/26 - 2/20/45)	14,001	14,000
0.31%, dated 3/23/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $17,500,503, 0% - 23.1%, 9/15/27 - 2/25/45)	17,013	17,000
0.38%, dated:
4/30/15 due 6/5/15 (Collateralized by Municipal Bond Obligations valued at $9,479,695, 0% - 7.43%, 7/1/15 - 7/1/50)	9,009	9,000
5/29/15 due 6/5/15 (Collateralized by Equity Securities valued at $11,880,432)	11,010	11,000
0.4%, dated:
5/8/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $5,401,440, 3.88% - 14%, 5/15/17 - 1/1/49)	5,002	5,000
5/19/15 due 6/2/15 (Collateralized by Mortgage Loan Obligations valued at $5,400,780, 0.37% - 5.54%, 2/5/30 - 11/25/47)	5,001	5,000
0.42%, dated 5/8/15 due 6/5/15 (Collateralized by Mortgage Loan Obligations valued at $12,949,914, 0.25% - 6.05%, 11/15/26 - 12/10/49)	12,004	12,000
SG Americas Securities, LLC at:
0.38%, dated 5/28/15 due 6/4/15 (Collateralized by Equity Securities valued at $16,200,705)	15,001	15,000
0.45%, dated 5/29/15 due 6/5/15 (Collateralized by Corporate Obligations valued at $13,914,419, 2.65% - 11.5%, 3/1/16 - 6/15/88)	13,001	13,000
0.48%, dated 5/27/15 due:
6/1/15 (Collateralized by Corporate Obligations valued at $10,691,537, 4.5% - 7.9%, 6/15/19 - 10/2/44)	10,001	10,000
6/2/15 (Collateralized by Corporate Obligations valued at $10,800,721, 6.63% - 10%, 10/1/19 - 6/1/23)	10,001	10,000
6/3/15 (Collateralized by Corporate Obligations valued at $10,800,721, 7.4% - 7.45%, 6/15/15 - 12/29/49)	10,001	10,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.35%, dated 5/28/15 due 6/3/15 (Collateralized by Corporate Obligations valued at $18,888,525, 0% - 8.13%, 7/24/15 - 4/1/47)	$ 18,001	$ 18,000
0.4%, dated 5/28/15 due 6/4/15 (Collateralized by Corporate Obligations valued at $19,440,865, 3.15% - 12.25%, 4/1/16 - 11/1/66)	18,001	18,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,225,000)		1,225,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $11,687,552)		11,687,552
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(65,578)
NET ASSETS - 100%		$ 11,621,974
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,000,000 or 1.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,753,000 due 6/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 7,524
BNY Mellon Capital Markets LLC	12,267
Barclays Capital, Inc.	2,004
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Credit Agricole CIB New York Branch	$ 3,176
HSBC Securities (USA), Inc.	886
Mizuho Securities USA, Inc.	17,037
Societe Generale	2,726
Wachovia Bank NA	6,133
$ 51,753
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $11,687,552,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2015

1.802204.111

RGM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.7%
U.S. Treasury Notes
10/31/15	0.18%
(Cost $22,006)		$ 22,000	$ 22,006
Government Agency Debt - 53.4%

Federal Agencies - 53.4%
Fannie Mae
7/28/15 to 10/21/15	0.15 to 0.18 (b)	89,000	89,057
Federal Farm Credit Bank
1/25/16 to 9/19/16	0.15 to 0.18 (b)	42,000	41,998
Federal Home Loan Bank
6/4/15 to 12/23/16	0.10 to 0.35 (b)	1,367,825	1,367,838
Freddie Mac
6/26/15 to 1/12/17	0.17 to 0.19 (b)	188,000	187,993
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,686,886)			1,686,886
Government Agency Repurchase Agreement - 46.7%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) #	$ 622,736	622,730
With:
BNP Paribas Securities Corp. at:
0.1%, dated 4/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $72,439,789, 0% - 10.63%, 7/30/15 - 5/1/45)	71,012	71,000
0.11%, dated 4/6/15 due 6/5/15 (Collateralized by U.S. Treasury Obligations valued at $66,593,453, 0% - 7.13%, 9/28/15 - 2/15/45)	65,018	65,000
ING Financial Markets LLC at 0.09%, dated:
5/4/15 due 6/4/15 (Collateralized by U.S. Government Obligations valued at $53,043,357, 3.5% - 6%, 8/1/26 - 8/1/42)	52,004	52,000
5/7/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $42,843,996, 4%, 8/1/26 - 2/1/42)	42,003	42,000
5/18/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $21,421,830, 3.5% - 4%, 2/1/42 - 10/1/42)	21,002	21,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.11%, dated 4/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $114,254,662, 1.63% - 5.5%, 12/1/18 - 4/20/65)	$ 112,021	$ 112,000
0.12%, dated 4/16/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $76,511,731, 1.5% - 5.5%, 4/1/23 - 4/20/65)	75,015	75,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.17%, dated:
4/6/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $62,236,454, 1.34% - 5.98%, 12/1/21 - 2/1/45)	61,017	61,000
4/7/15 due 6/8/15 (Collateralized by U.S. Government Obligations valued at $61,215,895, 1.34% - 5.66%, 12/1/21 - 4/1/44)	60,018	60,000
Mizuho Securities U.S.A., Inc. at 0.18%, dated 5/15/15 due 6/5/15 (Collateralized by U.S. Treasury Obligations valued at $10,300,955, 4.38%, 11/15/39 - 5/15/40)	10,005	10,000
RBC Capital Markets Corp. at:
0.12%, dated 5/5/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $54,102,162, 0.53% - 5%, 4/1/18 - 3/20/63)	53,016	53,000
0.13%, dated:
3/13/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $53,118,264, 2% - 6%, 12/1/23 - 5/20/45)	52,017	52,000
4/15/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $28,739,495, 2.5% - 5%, 4/1/23 - 6/25/45)	28,009	28,000
0.14%, dated 5/20/15 due 6/5/15 (Collateralized by U.S. Government Obligations valued at $35,701,666, 2% - 4.5%, 8/1/27 - 5/20/45)	35,012	35,000
Wells Fargo Securities, LLC at:
0.1%, dated 5/27/15 due 6/3/15 (Collateralized by U.S. Treasury Obligations valued at $81,601,166, 0%, 5/26/16)	80,002	80,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.13%, dated:
5/4/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $21,632,260, 2.75%, 11/15/42)	$ 21,007	$ 21,000
5/11/15 due 8/10/15 (Collateralized by U.S. Treasury Obligations valued at $15,451,211, 2.75%, 11/15/42)	15,005	15,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,475,730)		1,475,730
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,184,622)		3,184,622
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(24,286)
NET ASSETS - 100%		$ 3,160,336
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$622,730,000 due 6/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 90,533
BNY Mellon Capital Markets LLC	147,605
Barclays Capital, Inc.	24,109
Credit Agricole CIB New York Branch	38,213
HSBC Securities (USA), Inc.	10,660
Mizuho Securities USA, Inc.	205,007
Societe Generale	32,801
Wachovia Bank NA	73,802
$ 622,730
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $3,184,622,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015